Revenues - Disaggregation by type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	$ 598,186	$ 547,294	$ 609,093
Other revenues	553,074	634,816	643,845
Total revenues	1,151,260	1,182,110	1,252,938
Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	(8,547)	(5,564)
Other revenues	0	0
Total revenues	(8,547)	(5,564)	0
FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	295,735	290,823	263,868
Other revenues	194,143	192,474	213,728
Total revenues	489,878	483,297	477,596
Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	195,803	184,497	209,304
Other revenues	317,692	358,194	340,283
Total revenues	513,495	542,691	549,587
FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	34,166	29,719	50,283
Other revenues	41,239	84,148	89,834
Total revenues	75,405	113,867	140,117
UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	895	1,828	2,940
Other revenues	0	0	0
Total revenues	895	1,828	2,940
Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	80,134	45,991	74,726
Other revenues	0	0	0
Total revenues	80,134	45,991	74,726
Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			7,972
Other revenues			0
Total revenues			7,972
FPSO contracts
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	145,461	156,804	192,573
Other revenues	194,143	192,474	213,728
FPSO contracts | Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
FPSO contracts | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	145,461	156,804	192,573
Other revenues	194,143	192,474	213,728
FPSO contracts | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
FPSO contracts | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
FPSO contracts | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
FPSO contracts | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
FPSO contracts | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			0
Other revenues			0
CoAs
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	85,190	83,676	83,522
Other revenues	121,872	145,804	104,756
CoAs | Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
CoAs | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
CoAs | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	85,190	83,676	83,522
Other revenues	121,872	145,804	104,756
CoAs | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
CoAs | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
CoAs | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
CoAs | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			0
Other revenues			0
Time charters
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	128,032	117,632	158,057
Other revenues	200,733	223,918	256,799
Time charters | Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	(487)	0
Other revenues	0	0
Time charters | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Time charters | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	96,196	92,066	110,951
Other revenues	160,767	152,866	182,143
Time charters | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	32,323	25,566	47,106
Other revenues	39,966	71,052	74,656
Time charters | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Time charters | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Time charters | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			0
Other revenues			0
Bareboat charters
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	10,877	34,775	49,789
Bareboat charters | Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0
Other revenues	0	0
Bareboat charters | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Bareboat charters | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	9,604	21,679	34,611
Bareboat charters | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	1,273	13,096	15,178
Bareboat charters | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Bareboat charters | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Bareboat charters | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			0
Other revenues			0
Voyage charters
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	71,092	41,924	88,240
Other revenues	25,449	37,845	18,773
Voyage charters | Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	(8,821)	(5,564)
Other revenues	0	0
Voyage charters | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Voyage charters | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	1,637	5,542
Other revenues	25,449	37,845	18,773
Voyage charters | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Voyage charters | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	0
Voyage charters | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	79,913	45,851	74,726
Other revenues	0	0	0
Voyage charters | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			7,972
Other revenues			0
Management fees and other
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	168,411	147,258	86,701
Management fees and other | Corporate/Eliminations
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	761	0
Management fees and other | FPSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	150,274	134,019	71,295
Management fees and other | Shuttle Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	14,417	7,118	9,289
Management fees and other | FSO Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	1,843	4,153	3,177
Management fees and other | UMS Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	895	1,828	2,940
Management fees and other | Towage Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers	$ 221	$ 140	0
Management fees and other | Conventional Tanker Segment | Operating segments
Disclosure of detailed information about revenue from contracts with customers [Line Items]
Revenues from contracts with customers			$ 0